Basis of Presentation and Summary of Significant Accounting Policies - Revenue (Details)	12 Months Ended
Dec. 31, 2017
Revenue
Account life for GPR cards	6 months
Minimum | Merchant contract
Revenue
Term of contract	30 days
Minimum | Merchant processing contracts
Revenue
Term of contract	3 years
Maximum | Merchant contract
Revenue
Term of contract	5 years
Maximum | Merchant processing contracts
Revenue
Term of contract	8 years